Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	$ 1,576
Purchase obligations, 2020	1,003
Purchase obligations, 2021	202
Purchase obligations, 2022	165
Purchase obligations, 2023	72
Purchase obligations, 2024	69
Purchase obligations, Thereafter	65
Other obligations, Total	436
Other obligations, 2020	338
Other obligations, 2021	45
Other obligations, 2022	25
Other obligations, 2023	17
Other obligations, 2024	8
Other obligations, Thereafter	3
Company's commitments, Total	2,012
Company's commitments, 2020	1,341
Company's commitments, 2021	247
Company's commitments, 2022	190
Company's commitments, 2023	89
Company's commitments, 2024	77
Company's commitments, Thereafter	68
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	514
Purchase obligations, 2020	514
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	905
Purchase obligations, 2020	372
Purchase obligations, 2021	165
Purchase obligations, 2022	162
Purchase obligations, 2023	72
Purchase obligations, 2024	69
Purchase obligations, Thereafter	65
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	157
Purchase obligations, 2020	117
Purchase obligations, 2021	37
Purchase obligations, 2022	$ 3